Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We currently do not grant stock options, stock appreciation rights and/or similar option-like instruments. As a result, we do not have a policy that addresses the timing of awards of stock options, stock appreciation rights and/or similar option-like instruments in relation to the disclosure of material nonpublic information.
Award Timing Method	We currently do not grant stock options, stock appreciation rights and/or similar option-like instruments. As a result, we do not have a policy that addresses the timing of awards of stock options, stock appreciation rights and/or similar option-like instruments in relation to the disclosure of material nonpublic information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As a result, we do not have a policy that addresses the timing of awards of stock options, stock appreciation rights and/or similar option-like instruments in relation to the disclosure of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false